General and administrative expenses (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
General And Administrative Expenses [Line Items]
Total general and administrative expenses	$ 16,548	$ 11,118	$ 9,001
Increase / (decrease) in general and administrative expenses	$ 5,430